STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Series Forty Seven [Member] Limited Partner [Member]	Series Forty Seven [Member] General Partner [Member]	Series Forty Seven [Member]	Series Forty Eight [Member] Limited Partner [Member]	Series Forty Eight [Member] General Partner [Member]	Series Forty Eight [Member]	Series Forty Nine [Member] Limited Partner [Member]	Series Forty Nine [Member] General Partner [Member]	Series Forty Nine [Member]	Limited Partner [Member]	General Partner [Member]	Total
Partners' capital (deficit) at Mar. 31, 2011	$ 12,135,927	$ (46,485)	$ 12,089,442	$ 8,817,897	$ (28,789)	$ 8,789,108	$ 28,678,726	$ (62,192)	$ 28,616,534	$ 49,632,550	$ (137,466)	$ 49,495,084
Net loss	(3,040,008)	(7,619)	(3,047,627)	(2,104,998)	(5,276)	(2,110,274)	(5,614,496)	(14,071)	(5,628,567)	(10,759,502)	(26,966)	(10,786,468)
Partners' capital (deficit) at Mar. 31, 2012	9,095,919	(54,104)	9,041,815	6,712,899	(34,065)	6,678,834	23,064,230	(76,263)	22,987,967	38,873,048	(164,432)	38,708,616
Net loss	(3,130,191)	(7,845)	(3,138,036)	(2,157,976)	(5,408)	(2,163,384)	(5,705,778)	(14,300)	(5,720,078)	(10,993,945)	(27,553)	(11,021,498)
Partners' capital (deficit) at Mar. 31, 2013	$ 5,965,728	$ (61,949)	$ 5,903,779	$ 4,554,923	$ (39,473)	$ 4,515,450	$ 17,358,452	$ (90,563)	$ 17,267,889	$ 27,879,103	$ (191,985)	$ 27,687,118